Common Stock and Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2011
Common Stock and Earnings (Loss) Per Common Share [Abstract]
Common Stock and Earnings (Loss) Per Common Share
Note 14. Common Stock and Earnings (Loss) Per Common Share

Earnings (loss) per common share is computed using the weighted average outstanding shares for the years ended December 31.  Outstanding stock options (Note 16) have a dilutive effect on earnings per share, which is determined using the treasury stock method. For 2011 and 2010, the impact of conversions of outstanding stock options were anti-dilutive. The following is a reconciliation of the numerators and the denominators of the basic and diluted earnings per common share computation:

	2011	2010

Income (loss) available to common stockholders	$(6,517)	$(2,140)
Weighted average shares outstanding	5,011	5,011
Shares outstanding including assumed conversion	5,011	5,011
Basic earnings (loss) per share	$(1.30)	$(0.43)
Fully diluted earnings (loss) per share	$(1.30)	$(0.43)